Subsequent events	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Subsequent events
35.	Subsequent event
Setting of parameters for repurchase of shares of its own common stock
Sony Group Corporation approved the setting of the following parameters for repurchase of its own common stock pursuant to the Companies Act of Japan and Sony Group Corporation’s Articles of Incorporation at the meeting of its Board of Directors held on May 10, 2022:
1. Total number of shares for repurchase: 25 million shares (maximum)
2. Total purchase price for repurchase of shares: 200 billion yen (maximum)
3. Period of repurchase: May 11, 2022 to May 10, 2023